245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 11, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251 Fidelity SAI Canada Equity Index Fund Fidelity SAI Global ex U.S. Low Volatility Index Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust